Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes

17. Income taxes

The income tax expense (benefit) consists of the following:

	For the year ended March 31,
	2010		2011		2012
	(In millions)
Income / (Loss) before income taxes
Domestic	Rs.	3,244	Rs.	1,785	Rs.	2,287	US$	45
Foreign		(4,627)		(3,466)		2,949		58

	Rs.	(1,383)	Rs.	(1,681)	Rs.	5,236	US$	103
Current income tax expense:
Domestic	Rs.	(2,111)	Rs.	788	Rs.	1,884	US$	37
Foreign		260		222		(653)		(13)
Deferred income tax:
Domestic		551		43		(1,640)		(32)
Foreign		331		(288)		5,547		109

Total	Rs.	(969)	Rs.	765	Rs.	5,138	US$	101

Tax effects of significant timing differences on the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2010		2011		2012
	(In millions)
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	Rs.	(62)	Rs.	276	Rs.	(122)	US$	(2)

Unearned revenues		249		(84)		41		1
Allowances for uncollectible receivables and other current assets		303		(47)		(188)		(4)

Net Operating Loss		—		—		5,028		99

Minimum alternate tax credit		—		—		(183)		(3)

Interest and expenses allowed on payment basis		—		(152)		(638)		(13)

Tax on undistributed earnings of subsidiary		—		—		126		2
Others		392		(238)		(157)		(3)

Total	Rs.	882	Rs.	(245)	Rs.	3,907	US$	77

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	For the year ended March 31,
	2010		2011		2012
	(In millions)
Income (loss) before income tax	Rs.	(1,383)	Rs.	(1,681)	Rs.	5,236	US$	103

Statutory income tax rate		33.99%		33.22%		32.45%		32.45%

Expected income tax expense/(benefit) at statutory rate		(470)		(558)		1,699		33
Adjustments to reconcile expected income tax expense to reported income tax expense:
State taxes, net of federal tax benefits		—		1		(7)		—

Differences arising from different tax rates in other tax jurisdictions		335		397		580		11
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions		25		(9)		434		9

Changes in valuation allowance including losses of overseas subsidiaries		2,142		3,258		4,608		91
Equity in net loss of equity method investee		(1,087)		(1,839)		3,442		68

Fair value gain on investment of Neotel		—		—		(3,584)		(71)

Non deductible interest expense		(2)		100		—		—
Tax rate difference on gains on sale of investments		(1)		—		—		—
Tax on undistributed earnings of subsidiary		—		—		126		2

Uncertain tax position in respect of prior year recognized		(2,800)		—		—		—

Others, net		889		(585)		(2,160)		(42)

Income tax expense/(benefit)	Rs.	(969)	Rs.	765	Rs.	5,138	US$	101

Changes in valuation allowances

	For the year ended March 31,
	2011		2012
	(In millions)
Beginning balance	Rs.	(8,624)	Rs.	(11,676)	US$	(229)
Increase on account of business combination		—		(2,465)		(48)
Change during the year, net		(3,258)		(4,608)		(91)
Effect of foreign currency translation		206		(1,470)		(29)

Ending Balance	Rs.	(11,676)	Rs.	(20,219)	US$	(397)

During fiscal 2012, Tata Communications Internet Service Limited (TCISL), a wholly owned subsidiary of Tata Communications Limited was merged with Tata Communications Limited. Consequent to this re-organization, there has been a reduction in the current tax expense of Rs. 380 million because of utilization of tax loss and an increase in deferred tax benefit of Rs. 397 million, because of reversal of valuation allowance relating to tax loss carry forward as these losses are expected to be realized on account of probable sufficient future tax profits.

Change in valuation allowance during the year includes Rs. 6,736 million relating to Neotel’s net operating losses carry-forward. As of March 31, 2012, the Company evaluated the availability of future taxable income taking into consideration current available evidences including operating trends and recognized the valuation allowance.

The deferred income tax balance sheet accounts result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. Significant components of deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2011		2012
	(In millions)
Tax effect of:
Deferred tax assets:
Net operating losses carry-forwards	Rs.	5,620	Rs.	16,271	US$	320
Losses of Equity Method investee		3,442		—		—
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		2,286		3,307		65
Allowances for uncollectible receivables and other current assets		779		1,067		21
Unearned revenues		2,331		3,762		74
National long distance license fees		171		154		3
Interest and expenses allowed on payment basis		912		2,031		40
Minimum alternate tax credit		—		183		3
Others		801		1,612		32

Gross deferred tax assets	Rs.	16,342	Rs.	28,387	US$	558
Less : Valuation allowance		(11,676)		(20,219)		(397)

Net deferred tax assets		4,666		8,168		161

Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		5,403		7,781		153
Prepaid pension asset		417		448		9
Tax on undistributed earnings of Subsidiary		—		126		2
Others		497		69		1

Total	Rs.	6,317	Rs.	8,424	US$	165

Net deferred tax (liability) / Assets	Rs.	(1,651)	Rs.	(256)	US$	(4)

Current deferred tax asset, net	Rs.	1,045	Rs.	2,132	US$	42
Non-current deferred tax asset, net		803		790		16
Current deferred tax liability, net		—		1		—
Non-current deferred tax liability, net		3,499		3,177		62

Deferred tax assets and liabilities in respect of the same taxpaying component and jurisdiction have been offset.

Deferred tax assets on net operating losses, which would expire based on the year of origination are as follows:

Jurisdiction	Deferred Tax Assets on Net Operating Losses
	Fiscal 2012 (In millions)				Expiration of operating losses
US	Rs.	2,708	US$	53	Between 2013 and 2023
Canada		1,302		26	Between 2027 and 2032
India		173		3	2015 to 2019
APAC		268		5	Unlimited
Europe		2,119		42	4 years and higher
South Africa		9,701		191	Unlimited

Tax effect/(benefit) allocated to each component of other comprehensive income are as follows:

	For the year ended March 31,
	2011		2012
	(In millions)
Unrealised (loss)/gain on available-for-sale securities	Rs.	(19)	Rs.	(1)	US$	—
Employee benefit plans		94		(150)		(3)

Ending Balance	Rs.	75	Rs.	(151)	US$	(3)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended March 31,
	2011		2012
	(In millions)
Beginning Balance	Rs.	6,569	Rs.	6,999	US$	138
Increase on account of business combinations		—		64		1
Increases related to current year tax positions		430		347		7
Decreases related to prior year tax positions		—		(26)		(1)
Foreign currency translation		—		28		1

Ending Balance	Rs.	6,999	Rs.	7,412	US$	146

The Companies’ total unrecognized tax benefits, if recognized, would reduce the tax liability by Rs. 7,412 million (US$ 146 million) as of March 31, 2012, and would affect the Company’s effective tax rate.

In fiscal 2010, the Company recognized tax benefit of Rs. 2,800 million in respect of a significant tax dispute relating to fiscal 1994 as a result of a favourable decision and conclusion by the Income Tax Appellate Tribunal (referred to as ITAT) that the procedures followed by the taxing authority in disallowing the Company’s tax position was inappropriate and was not in compliance with the Indian tax administrative procedures and regulations. Although, the taxing authority has appealed to the High Court against the ITAT’s decision, the Company on the basis of the ITAT’s decision and supported by legal opinion and judicial precedence (as set by the Supreme Court) has concluded that the Company’s tax position is more likely than not be sustained as it is unlikely that the High Court will allow the taxing authority’s appeal because ITAT’s basis of decision did not relate to interpretation of tax law but on determination of the fact of whether the tax administrative procedures were appropriately followed. The High Court typically deals with interpretation of law and does not assess whether or not the facts were accurately determined. In fiscal 2012, High Court has dismissed the case filed by the tax department against the order of ITAT.

The Company’s major tax jurisdictions are India, the U.S., South Africa and Canada, though the Company also files tax returns in other foreign jurisdictions. In India, the assessment is not yet completed for fiscal year 2007 through 2010. No tax returns have been subjected for examination in any of the other jurisdictions.

In fiscals 2011 and 2012, the Company has not recorded any interest and penalty on uncertain tax positions. As of March 31, 2012 the Company has an accrual of Rs. 344 million (US$ 7 million) towards interest and penalties included in advance tax (net).

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as these would depend upon the outcome of the matters with various appellate authorities, which are not expected to be concluded / attain finality, within the next 12 months.